Operating Leases - Schedule of Lease Expense (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Oct. 31, 2023	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025
Leases [Abstract]
Operating lease expense	$ 5,175	$ 5,019	$ 397	$ 15,482	$ 12,153	$ 1,700	$ 17,226
Variable lease expense	806	722	67	2,215	1,501	75	2,169
Short-term lease expense	463	392	243	1,481	1,171	1,162	1,511
Operating lease expense	$ 6,444	$ 6,133	$ 707	$ 19,178	$ 14,825	$ 2,937	$ 20,906